Shareholder Report, Holdings (Details) - C000217972	Dec. 31, 2025
FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.50%
FR_842587107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
FR_747525103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
FR_59156R108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.10%
FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_F92124100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Financials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Energy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%